Other non-current liabilities and employee future benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Schedule of Net Defined Benefit Liability (Asset)

	December 31, 2024	December 31, 2023
Other non-current liabilities	$2,580	$2,337
Employee future benefits	98	(475)
Other non-current liabilities and employee future benefits	$2,678	$1,862

	December 31, 2024	December 31, 2023
Net defined benefit pension plan liability (asset)	$—	$(582)
Net other post-retirement benefit plan liability	98	107
Employee future benefits	$98	$(475)
The following tables reconcile the opening balances to the closing balances for the net defined benefit liability and its components for the two plans. The expense recognized in statement of loss and comprehensive income (loss) is recorded in finance income and other (note 25).
19.     Other non-current liabilities and employee future benefits (cont'd):
Employee future benefits (cont'd)

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2024	2023	2024	2023	2024	2023
Balance at January 1	$6,703	$14,402	$(7,285)	$(14,054)	$(582)	$348
Included in profit or loss
Current service cost	56	26	—	—	56	26
Interest cost (income)	163	700	(215)	(683)	(52)	17
	219	726	(215)	(683)	4	43
Included in other comprehensive income (loss)
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Financial assumptions	—	113	—	—	—	113
Experience adjustment	(918)	(600)	—	—	(918)	(600)
Return on plan assets excluding interest	—	—	7	(486)	7	(486)
income
Plan expenses	(110)	(54)	110	54	—	—
Settlements	(5,887)	(7,326)	5,887	7,326	—	—
	(6,915)	(7,867)	6,004	6,894	(911)	(973)
Other
Benefits paid	(7)	(558)	7	558	—	—
Transfer of excess assets	—	—	1,489	—	1,489	—
	(7)	(558)	1,496	558	1,489	—
Balance at December 31	$—	$6,703	$—	$(7,285)	$—	$(582)

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2024	2023	2024	2023	2024	2023
Balance at January 1	$107	$107	$—	$—	$107	$107
Included in profit or loss
Interest cost	4	5	—	—	4	5
	4	5	—	—	4	5
Included in other comprehensive income (loss)
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Financial assumptions	(4)	1	—	—	(4)	1
Experience adjustment	2	2	—	—	2	2
	(2)	3	—	—	(2)	3
Other
Contributions paid by the employer	—	—	(8)	(8)	(8)	(8)
Benefits paid	(11)	(8)	8	8	(3)	—
	(11)	(8)	—	—	(11)	(8)
Balance at December 31	$98	$107	$—	$—	$98	$107
19.     Other non-current liabilities and employee future benefits (cont'd):
Employee future benefits (cont'd):

Schedule of Comprehensive Income by Plan Type

Included in other comprehensive income (loss)	December 31, 2024	December 31, 2023
Defined benefit pension plan actuarial gain	$911	$973
Other post-retirement benefit plan actuarial gain (loss)	2	(3)
	$913	$970

Schedule of Fair Value of Plan Assets	Pension plan assets comprise:

	2024	2023
Cash and cash equivalents	—%	100%
Equity securities	—%	—%
Debt securities	—%	—%
Total	—%	100%

Schedule of Defined Benefit Plans
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2024		2023
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	n/a	5.32%	4.88%	4.67%
Rate of compensation increase	n/a	n/a	n/a	n/a
The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2024		2023
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	n/a	5.32%	5.00%	4.67%
Rate of compensation increase	n/a	n/a	n/a	n/a